ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Schedule of accounts payable and accrued liabilities

	2023	2022

Accounts Payable	$5,539,966	$6,005,745
Accrued Liabilities	13,123,070	12,603,940
Accrued Payroll and Related Liabilities	5,351,228	2,089,259
Sales Tax and Cannabis Taxes	2,917,623	1,270,572

Total Accounts Payable and Accrued Liabilities	$26,931,887	$21,969,516